RESERVES - Terms and Conditions of Restricted Stock Units (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Restricted Stock Units
Terms and conditions of restricted stock units [Abstract]
Number of shares converted upon vesting (in shares)	1
Number of shares vest upon achieving service based condition (in shares)	1,639,496	341,461	200,001
Director Restricted Share Unit, Expiring December 5, 2026
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	141,456
Director Restricted Share Unit, Expiring December 5, 2027
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	270,084
Director And Employee Restricted Share Unit, Expiring December 31, 2025
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	1,083,355
Director And Employee Restricted Share Unit, Expiring December 31, 2026
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	1,083,330
Director Restricted Share Unit, Expiring December 31, 2027
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	25,132
Director Restricted Share Unit, Expiring December 16, 2028
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	212,430
Employee Restricted Share Unit
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	344,483
Director And Employee Restricted Share Unit, Expiring April 10, 2029
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	1,637,975